CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOW FROM OPERATING ACTIVITIES:
Income (loss) from continuing operations	$ (7,253)	$ (11,064)	$ 5,865
Loss from discontinued operations		(289)	(95)
Net income (loss) from continuing operations	(7,253)	(11,353)	5,770
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,688	1,897	1,416
Goodwill impairment		1,563
Accrued interest on convertible notes payable to a related party		2,687	2,706
Accrued interest on loan payable to a related party		59	109
Bad debt expense	260	303	97
Deferred income taxes	(35)	(103)	33
Equity income from investment in affiliate	(91)	(124)
Revaluation and related costs reimbursed to related party	8,139
Changes in assets and liabilities:
Accounts receivable, net	669	(249)	(7,591)
Income tax receivable	1,284	(1,496)	60
Prepaid expenses and other current assets	82	(2,184)	(645)
Other assets	(89)	28	(359)
Accounts payable	(30)	592	1,667
Accrued expenses and other current liabilities	(7,055)	12,358	3,144
Income taxes payable	(1,799)	(1,047)	1,866
VAT payable	(4,734)	4,540	232
Operating lease accounts, net	(102)
Other liabilities	(26)	(308)	476
Net cash provided by discontinued operations		253	95
Net cash provided by (used in) operating activities	(9,092)	7,416	9,076
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,884)	(2,917)	(2,529)
Purchase of subsidiary in Denmark, net of acquired cash of $499			(1,066)
Purchase of subsidiary in Sweden, net of acquired cash of $74		(989)
Purchase of subsidiary in Spain, net of acquired cash of $36		(184)
Investments	(1,800)	(131)	(3,500)
Deposits at (withdraws from) insurance companies	151	(295)	(245)
Repayments from (loan to) an affiliate	180	(180)
Net cash used in investing activities	(3,353)	(4,696)	(7,340)
CASH FLOW FROM FINANCING ACTIVITIES:
Borrowings under lines of credit, net	8,076	1,485	1,387
Proceeds from convertible notes payable to a related party			382
Repayments of convertible notes payable to a related party	(29,572)	(2,381)	(2,808)
Proceeds from a related party	1,000
Proceeds from (repayments of) loan payable to a related party	(368)	(1,100)	1,300
Proceeds from loan payable		2,288	1,198
Repayment of loan payable	(1,120)	(1,198)
Proceeds from sale of a subsidiary's preferred shares	80,000
Transaction costs related to the sale of a subsidiary's preferred shares	(6,054)
Increase (decrease) in bank overdrafts	(107)	845	(1,109)
Net cash provided by (used in) financing activities	51,855	(61)	350
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(482)	(247)	3,740
INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	38,928	2,412	5,826
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF YEAR	15,917	13,505	7,679
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF YEAR	54,845	15,917	13,505
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock issuance as reduction against convertible notes payable to related party	6,698	2,570
Sale of investment in White Line as reduction against convertible notes payable to related party		3,500
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for: Interest	1,963	836	634
Cash paid during the year for: Income taxes	$ 3,129	$ 1,322	$ 120